CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2018
Corporate Information
CORPORATE INFORMATION

Hudson Ltd. and its subsidiaries (“Hudson Group” or “Hudson”) are Travel Retailers specialized in Duty Paid and Duty Free markets operating 1,028 stores in 88 locations throughout the continental United States and Canada. The parent company is Hudson Ltd., an exempt company limited by shares incorporated in Bermuda. The registered office is at 2 Church Street, Hamilton HM11, Bermuda. Our Class A common shares began trading on the New York Stock Exchange on February 1, 2018, under the ticker symbol “HUD,” as part of the initial public offering (IPO).

Hudson Ltd. was incorporated on May 30, 2017 in Hamilton, Bermuda as a wholly owned subsidiary of Dufry International AG (Dufry), the world’s leading travel retail company which is headquartered in Basel, Switzerland. Hudson Group business comprises of legal entities and operations which were contributed to Hudson Ltd. by Dufry International AG prior to the IPO.

The financial statements for periods presented prior to the IPO were prepared as if Hudson had operated on a stand-alone basis and included the historical results of operations, financial position and cash flows of the North America Division of Dufry, derived from the consolidated financial statements and accounting records of Dufry AG. For periods prior to the IPO, the financial statements include the recognition of certain assets and liabilities that were recorded at corporate level but which were specifically identifiable or otherwise attributable to Hudson Group.

These consolidated financial statements of Hudson Ltd. are a continuation of the combined financial statements 2016 – 2017 prepared for Hudson Group.

The restructuring steps, prior to the IPO of Hudson have been:

a)	Dufry America Holding, Inc. (DAH), (an entity of Dufry’s Division North America), sold 100 % of the shares of Dufry America, Inc., Dufry Cruise Services, Inc. and International Operations and Services (USA), LLC to another entity of the Dufry Group for a net consideration of USD 60.1 million. These three subsidiaries of Dufry have not been active in the retail business in the U.S. or Canada and consequently are not reflected in the consolidated financial statements of Hudson Group, so that this disposal has been reflected in the consolidated financial statements as follows:

The net consideration received in cash was partially used to reduce financial debt and the remaining has been presented as cash. This transaction generated income tax charges at DAH of USD 9.8 million, which have been off-set against net operating losses. The consideration net of tax of USD 50.3 million is presented as reserves in equity.

b)	Dufry International AG (Switzerland) contributed 100 % of the shares of Dufry America Holding Inc., the parent entity of the Hudson Group in the continental USA and Canada, as well as 100 % of the shares of The Nuance Group (Canada) Inc., the parent entity of WDFG Vancouver LP to Hudson Ltd.

As a result, the Hudson business includes substantially all of the historical North America Division business reported by Dufry Group. The contribution of the North America Division business by Dufry to Hudson Ltd. was treated for accounting purposes as a reorganization of entities under common control. As a result, Hudson is retrospectively presenting the combined financial position and results of operations of Hudson Ltd. and its subsidiaries for all periods presented prior to the IPO. The financial statements are presented on a consolidated basis for all periods after the IPO and include the accounts of the Company and its controlled subsidiaries.

After the IPO the Dufry Group retained control of Hudson Ltd. as the shares offered through the IPO represented less than 50 % of the total in terms of shares or voting rights.